Caterpillar Financial Asset Trust 2006-A
SERVICING REPORT	Exhibit 99.1

Record Date	July 31, 2006
Distribution Date	August 25, 2006
Transaction Month	2

Collection Period Month Begin	July 1, 2006
Collection Period Month End	July 31, 2006
Previous Payment Date (or Closing Date)	July 25, 2006
Actual Days in Accrual Period	31

ORIGINAL DEAL PARAMETERS
Initial Note Value	$965,955,819.09
Initial Aggregate Contract Balance	$979,999,736.67
Number of Contracts	10,063
Wtd. Avg. APR	7.24%
Wtd. Avg. Remaining Term	42
Annual Servicing Fee Rate	1.00%
Reserve Account Initial Deposit	$12,074,447.74
Specified Reserve Account Balance	$14,489,337.29
Class A-1 Note Original Principal Balance	$246,100,000.00
Class A-1 Note Rate	5.45498%
Class A-1 Note Final Scheduled Distribution Date	June 25, 2007
Class A-1 CUSIP Number	149116 AA 3
Class A-2 Note Original Principal Balance	$250,000,000.00
Class A-2 Note Rate	5.59%
Class A-2 Note Final Scheduled Distribution Date	February 25, 2009
Class A-2 CUSIP Number	149116 AB 1
Class A-3 Note Original Principal Balance	$302,000,000.00
Class A-3 Note Rate	5.57%
Class A-3 Note Final Scheduled Distribution Date	May 25, 2010
Class A-3 CUSIP Number	149116 AC 9
Class A-4 Note Original Principal Balance	$136,460,000.00
Class A-4 Note Rate	5.62%
Class A-4 Note Final Scheduled Distribution Date	August 25, 2011
Class A-4 CUSIP Number	149116 AD 7
Class B Note Original Principal Balance	$26,560,000.00
Class B Note Rate	5.71%
Class B Note Final Scheduled Distribution Date	June 25, 2012
Class B CUSIP Number	149116 AE 5
Certificate Balance	$4,835,819.09

INPUTS FROM PREVIOUS PERIOD SERVICER REPORT
Note Value	$933,036,898.91
Aggregate Contract Balance	$946,322,630.64
Number of Contracts	9,977
Wtd. Avg. APR	7.25%
Wtd. Avg. Remaining Term	41
Reserve Account Balance	$13,753,773.89
Class A-1 Note Outstanding Principal Balance	$213,181,079.82
Class A-1 Note Interest Shortfall	$0.00
Class A-2 Note Outstanding Principal Balance	$250,000,000.00
Class A-2 Note Interest Shortfall	$0.00
Class A-3 Note Outstanding Principal Balance	$302,000,000.00
Class A-3 Note Interest Shortfall	$0.00
Class A-4 Note Outstanding Principal Balance	$136,460,000.00
Class A-4 Note Interest Shortfall	$0.00
Class B Note Outstanding Principal Balance	$26,560,000.00
Class B Note Interest Shortfall	$0.00
Servicing Fee Shortfall	$0.00

CURRENT COLLECTION PERIOD ACTIVITY
Total Interest Collections	$6,199,393.01
Total Principal Collections	$28,946,699.30
Residual Collections	$2.00
Warranty Repurchases Contracts	$0.00
Administrative Repurchases	$0.00
Liquidation Proceeds	$1,265.67
Reserve Account Reinvestment Income	$71,699.43
Total Available Amount	$35,219,059.41

Beginning Note Value	$933,036,898.91
Ending Note Value	$904,090,197.61
Beginning Aggregate Contract Balance	$946,322,630.64
Ending Aggregate Contract Balance	$916,721,361.19
Number of Contracts at Beginning of Period	9,977
Number of Contracts at End of Period	9,887
Wtd. Avg. APR	7.25%
Wtd. Avg. Remaining Term	40
Cumulative Prepayment Rate	9.61%
Aggregate Scheduled Amounts 31-60 days past due	$9,642,252.07
Aggregate Scheduled Amounts 61- 90 days past due	$2,758,035.78
Aggregate Scheduled Amounts 91-120 days past due	$39,867.72
Aggregate Scheduled Amounts 121days or more past due	$0.00
Net Losses on Liquidated Receivables this Period	$0.00
Repossessed Equipment not Sold or Reassigned (Beginning)	$177,138.76
Repossessed Equipment not Sold or Reassigned (End)	$810,305.64

CALCULATION OF DISTRIBUTABLE AMOUNTS
Servicing Fee Due	$777,530.75
Is CFSC or Affiliate Servicer (Yes / No)?	Yes
Has Reserve Account Reached the Specified Reserve Account Balance (Yes / No)?	No

Administration Fee	$500.00

Class A-1 Noteholders' Monthly Interest Distributable Amount	$1,001,384.84
Class A-1 Noteholders' Interest Carryover Shortfall	$0.00
Class A-1 Noteholders' Interest Distributable Amount	$1,001,384.84

Class A-2 Noteholders' Monthly Interest Distributable Amount	$1,164,583.33
Class A-2 Noteholders' Interest Carryover Shortfall	$0.00
Class A-2 Noteholders' Interest Distributable Amount	$1,164,583.33

Class A-3 Noteholders' Monthly Interest Distributable Amount	$1,401,783.33
Class A-3 Noteholders' Interest Carryover Shortfall	$0.00
Class A-3 Noteholders' Interest Distributable Amount	$1,401,783.33

Class A-4 Noteholders' Monthly Interest Distributable Amount	$639,087.67
Class A-4 Noteholders' Interest Carryover Shortfall	$0.00
Class A-4 Noteholders' Interest Distributable Amount	$639,087.67

Class A Noteholders' Monthly Interest Distributable Amount	$4,206,839.18
Class A Noteholders' Interest Carryover Shortfall	$0.00
Class A Noteholders' Interest Distributable Amount	$4,206,839.18

First Priority Principal Distribution Amount	$0.00

Class B Noteholders' Monthly Interest Distributable Amount	$126,381.33
Class B Noteholders' Interest Carryover Shortfall	$0.00
Class B Noteholders' Interest Distributable Amount	$126,381.33

Second Priority Principal Distribution Amount	$24,110,882.21

Net Excess Spread Amount	$1,161,106.85

Regular Principal Distribution Amount	$4,835,819.09

Total Required Payment	$29,222,133.47

Draw from Reserve Account	$0.00

Total Distribution Amount	$35,219,059.41

Excess Cash flow deposited to Certificate Distribution Account	$425,543.46

DISTRIBUTIONS FROM COLLECTION ACCOUNT
1. Servicing Fee	$777,530.75
2. Administration Fee	$500.00
3. Class A Noteholders' Interest Distributable Amount to Class A Noteholders	$4,206,839.18
4. First Priority Principal Distribution Amount to Principal Distribution Account	$0.00
5. Class B Noteholders' Interest Distributable Amount to Class B Noteholders	$126,381.33
6. Second Priority Principal Distribution Amount to Principal Distribution Account	$24,110,882.21
7. Deposit to Reserve Account	$735,563.40
8. Regular Principal Distribution Amount to Principal Distribution Account	$4,835,819.09
9. Indenture Trustee Fees	$0.00
10. Custodian Fees	$0.00
11. State taxes payable by the Issuing Entity	$0.00
12. Deposit to Certificate Distribution Account	$425,543.46

DISTRIBUTIONS FROM PRINCIPAL DISTRIBUTION ACCOUNT
1. Principal to Class A-1 Noteholders	$28,946,701.30
2. Principal to Class A-2 Noteholders	$0.00
3. Principal to Class A-3 Noteholders	$0.00
4. Principal to Class A-4 Noteholders	$0.00
5. Principal to Class B Noteholders	$0.00
6. Deposit to Certificate Distribution Account	$0.00

RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance	$13,753,773.89
Draw from Reserve Account to cover shortfalls	$0.00
Interim Specified Reserve Account Balance	$14,489,337.29
Deposit to Reserve Account Needed	$735,563.40
Deposit to Reserve Account from Collection Account	$735,563.40
Specified Reserve Account Balance	$14,489,337.29
Reserve Account Release deposited into Certificate Distribution Account	$0.00
Ending Reserve Account Balance	$14,489,337.29

SUMMARY OF DISTRIBUTIONS
Servicing Fee Paid to Servicer	$777,530.75
Servicing Fee Shortfall	$0.00

Class A-1 Interest Paid	$1,001,384.84
Class A-1 Interest Shortfall	$0.00
Class A-1 Principal Paid	$28,946,701.30
Ending Class A-1 Principal Balance	$184,234,378.52

Class A-2 Interest Paid	$1,164,583.33
Class A-2 Interest Shortfall	$0.00
Class A-2 Principal Paid	$0.00
Ending Class A-2 Principal Balance	$250,000,000.00

Class A-3 Interest Paid	$1,401,783.33
Class A-3 Interest Shortfall	$0.00
Class A-3 Principal Paid	$0.00
Ending Class A-3 Principal Balance	$302,000,000.00

Class A-4 Interest Paid	$639,087.67
Class A-4 Interest Shortfall	$0.00
Class A-4 Principal Paid	$0.00
Ending Class A-4 Principal Balance	$136,460,000.00

Class B Interest Paid	$126,381.33
Class B Interest Shortfall	$0.00
Class B Principal Paid	$0.00
Ending Class B Principal Balance	$26,560,000.00

Deposit to Certificate Distribution Account	$425,543.46

CERTIFICATE HOLDER INFORMATION

ORIGINAL DEAL PARAMETERS
Certificate Balance	$4,835,819.09

INPUTS FROM PREVIOUS PERIOD STATEMENT TO CERTIFICATEHOLDER
Certificate Balance	$4,835,819.09
Certificate Pool Factor	1.00

CALCULATION OF DISTRIBUTABLE AMOUNTS
Deposit to Certificate Distribution Account from Collection Account plus	$425,543.46
Deposit to Certificate Distribution Account from Principal Distribution Account	$0.00
Deposit to Certificate Distribution Account from Reserve Account	$0.00
Total Deposit to Certificate Distribution Account	$425,543.46

DISTRIBUTIONS FROM CERTIFICATE DISTRIBUTION ACCOUNT
1. Principal to Fixed Rate Certificateholders	$0.00
2. Any remaining amounts to the Depositor	$425,543.46
3. Amount of Principal being paid on Certificate	$0.00
per $1,000 original principal balance	$0.00

SUMMARY OF DISTRIBUTIONS
Certificates Principal Paid	$0.00
Ending Certificates Principal Balance	$4,835,819.09
Certificate Pool Factor	1.00

Remaining amounts to the Depositor	$425,543.46

NOTEHOLDER INFORMATION

(i) Amount of principal being paid on Notes

(a) Class A-1 Notes (CUSIP No. 149116 AA 3)	$28,946,701.30
per $1,000 original principal balance	$117.62

(b) Class A-2 Notes (CUSIP No. 149116 AB 1)	$0.00
per $1,000 original principal balance	$0.00

(c) Class A-3 Notes (CUSIP No. 149116 AC 9)	$0.00
per $1,000 original principal balance	$0.00

(d) Class A-4 Notes (CUSIP No. 149116 AD 7)	$0.00
per $1,000 original principal balance	$0.00

(e) Class B Notes (CUSIP No. 149116 AE 5)	$0.00
per $1,000 original principal balance	$0.00

(f) Total	$28,946,701.30

(ii) Amount of interest being paid on Notes

(a) Class A-1 Notes (CUSIP No. 149116 AA 3)	$1,001,384.84
per $1,000 original principal balance	$4.07

(b) Class A-2 Notes (CUSIP No. 149116 AB 1)	$1,164,583.33
per $1,000 original principal balance	$4.66

(c) Class A-3 Notes (CUSIP No. 149116 AC 9)	$1,401,783.33
per $1,000 original principal balance	$4.64

(d) Class A-4 Notes (CUSIP No. 149116 AD 7)	$639,087.67
per $1,000 original principal balance	$4.68

(e) Class B Notes (CUSIP No. 149116 AE 5)	$126,381.33
per $1,000 original principal balance	$4.76

(f) Total	$4,333,220.51

(iii) (a) Aggregate Contract Balance at beginning of related collection period	$946,322,630.64
(b) Aggregate Contract Balance at end of related collection period	$916,721,361.19
(c) Note Value at beginning of related collection period	$933,036,898.91
(d) Note Value at end of related collection period	$904,090,197.61

(iv) Before and after giving effect to distributions on this Distribution Date

(a) (1) outstanding principal amount of Class A-1 Notes	$213,181,079.82
(2) outstanding principal amount of Class A-1 Notes	$184,234,378.52
(3) Class A-1 Note Pool Factor	0.87
(4) Class A-1 Note Pool Factor	0.75

(b) (1) outstanding principal amount of Class A-2 Notes	$250,000,000.00
(2) outstanding principal amount of Class A-2 Notes	$250,000,000.00
(3) Class A-2 Note Pool Factor	1.00
(4) Class A-2 Note Pool Factor	1.00

(c) (1) outstanding principal amount of Class A-3 Notes	$302,000,000.00
(2) outstanding principal amount of Class A-3 Notes	$302,000,000.00
(3) Class A-3 Note Pool Factor	1.00
(4) Class A-3 Note Pool Factor	1.00

(d) (1) outstanding principal amount of Class A-4 Notes	$136,460,000.00
(2) outstanding principal amount of Class A-4 Notes	$136,460,000.00
(3) Class A-4 Note Pool Factor	1.00
(4) Class A-4 Note Pool Factor	1.00

(e) (1) outstanding principal amount of Class B Notes	$26,560,000.00
(2) outstanding principal amount of Class B Notes	$26,560,000.00
(3) Class B Note Pool Factor	1.00
(4) Class B Note Pool Factor	1.00

(v) Amount of Servicing Fee paid	$777,530.75

(vi) Amount of Administration fee being paid	$500.00

(vii) Other expenses being paid	$0.00

(viii) Cumulative Prepayment Rate for the related Collection Period	9.61%

(ix) Three-Month Rolling Over 60-day deliquency Percentage	0.16%

(x) Aggregate Amount of Realized Losses for the related Collection Period	$0.00

(xi) Aggregate amount of Cumulative Realized Losses through the related
Collection period	$0.00

(xii) Aggregate Purchase Amounts for related Collection Period	$0.00

(xiii) (a) Balance of Reserve Account at beginning of related Collection Period	$13,753,773.89
(b) Balance of Reserve Account at end of related Collection Period	$14,489,337.29

(xiv) Specified Reserve Account Balance at end of related Collection Period	$14,489,337.29

EXHIBIT INDEX

Exhibit No.

99.1 Monthly Servicer’s Certificate for the month of June 2006